SFT Advantus Managed Volatility Equity Fund
Summary: SFT Advantus Managed Volatility Equity Fund
SFT Advantus Managed Volatility Equity Fund: Investment Objective
The SFT Advantus Managed Volatility Equity Fund (the “Fund”) seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).
SFT Advantus Managed Volatility Equity Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SFT Advantus Managed Volatility Equity Fund SFT Advantus Managed Volatility Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SFT Advantus Managed Volatility Equity Fund SFT Advantus Managed Volatility Equity Fund
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.38%	[1]
Acquired Fund Fees and Expenses	0.02%	[2]
Total Annual Fund Operating Expenses	2.30%
Fee Waiver and/or Expense Reimbursement	1.48%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82%
[1]	Estimated expenses for the Fund’s first fiscal year.
[2]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[3]	Advantus Capital Management, Inc. (“Advantus Capital”), the Fund’s investment adviser, has contractually agreed, through April 30, 2017, to waive its “management fees” or absorb “other expenses” such that the Fund’s total annual operating expenses after such fee waiver and/or expense absorption, excluding “acquired fund fees and expenses,” will not exceed 0.80% of the average net assets of the Fund. This fee waiver and/or expense absorption renews annually for a full year unless terminated by Advantus Capital upon at least 30 days’ notice prior to the end of the contract term.

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and the Fund’s operating expenses remain the same. The example further assumes that the fee waiver and/or expense reimbursement described above is in effect for only one year. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example	1 Year	3 Years
SFT Advantus Managed Volatility Equity Fund | SFT Advantus Managed Volatility Equity Fund | USD ($)	84	719

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the 44 days ended December 31, 2015, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
SFT Advantus Managed Volatility Equity Fund: Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in other funds or directly in underlying securities while using hedging techniques to manage portfolio risk and volatility. Under normal circumstances, the Fund invests at least 80% of its net assets (excluding collateral received in connection with securities lending) in equity securities. Equity securities include those that are equity-based, such as ETFs that invest primarily in U.S. and foreign equity securities. The Fund may invest in equity securities issued by, that invest in, or that derive their value from companies of any size or market capitalization. On average, the Fund aims to invest approximately 30% of its assets in ETFs that directly invest some of their assets in foreign securities, primarily from issuers in developed countries. The Fund generally seeks to invest in ETFs that invest in equity securities whose prices are less volatile than the equity markets as a whole. The Fund also invests a portion of its assets in cash or cash equivalent debt instruments.

As market conditions change, the Fund’s effective equity exposure will change in an effort to manage overall Fund volatility, with a minimum effective equity exposure of 10% and a maximum effective equity exposure of 100% of the Fund’s total asset value. The Fund seeks to manage its effective equity exposure and its overall volatility by investing primarily in S&P 500® futures contracts and other derivative instruments. In periods when the Fund’s investment adviser expects higher volatility in the equity market, as measured by the S&P 500®, the Fund seeks to reduce its effective equity exposure and the overall volatility of its portfolio by either selling S&P 500® futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500® futures contracts. In periods when the Fund’s investment adviser expects lower volatility in the equity market, the Fund seeks to increase its effective equity exposure by purchasing S&P 500® futures contracts (taking long positions in such contracts) or reducing its short positions in S&P 500® futures contracts. Under normal market conditions, this hedging process seeks to target, over an extended period of years, an average annualized volatility in the daily total returns of the Fund of approximately 10%. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year, or any longer period, may be higher or lower than 10%.

The use of futures contracts and interest rate swaps to manage the Fund’s overall volatility has the effect of introducing leverage into the Fund’s portfolio. Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the nominal value of the contract. Despite any use of leverage, under normal circumstances the Fund’s effective equity exposure is not expected to exceed 100% of its total asset value.

In selecting investments, the Fund’s investment adviser considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates, other market and economic conditions, and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.
SFT Advantus Managed Volatility Equity Fund: Principal Risks
An investment in the Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:
  Acquired Fund Risk – the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by another investment company, such as an ETF, in which the Fund invests (an “Acquired Fund”) and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Fund to achieve its investment objectives.
  Active Management Risk – the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Allocation Risk – the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated.
  Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company’s income or share price because of the amount of leverage on the company’s balance sheet.
  Concentration Risk – the risk that to the extent that the portfolio of a fund, or an ETF in which the Fund invests, reflects concentration in the securities of issuers in a particular region, market, industry, group of industries, country, group of countries, sector or asset class, the Fund or an ETF in which the Fund invests may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, market, industry, group of industries, country, group of countries, sector or asset class. This is a principal risk of the funds and ETFs in which the Fund invests, and an indirect risk of an investment in the Fund.
  Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of a security or fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.
  Derivatives Risk – the risk that the Fund’s investment in S&P 500® futures contracts may involve a small investment relative to the amount of risk assumed. The successful use of derivative instruments may depend on investment adviser’s ability to predict market movements. Risks include delivery failure, default by the other party (or the exchange) or the inability to close out a position because the trading market becomes illiquid. If the investment adviser is not successful in using derivatives, the Fund’s performance may be worse than if the investment adviser did not use derivatives at all.
  Exchange Traded Funds Risk – the risk that exchange traded funds in which the Fund may invest may be subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV per share, an active secondary trading market may not develop or be maintained, and trading may be halted by, or the ETF may be delisted from, the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track. In addition, there are brokerage commissions paid in connection with buying or selling ETF shares and ETFs have management fees and other expenses. This is a principal risk of the ETFs in which the Fund invests, and an indirect risk of an investment in the Fund.
  Foreign Securities Risk – is the risk that investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments – the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices – government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price. This is a principal risk of certain ETFs in which the Fund may invest, and an indirect risk of an investment in the Fund.
  Hedging Risk – the risk that the Fund’s use of derivatives for hedging purposes, although designed to help manage volatility and offset negative movements in the securities in which the Fund invests, will not always be successful. Hedging can cause the Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund’s investment adviser does not expect or the Fund cannot close out its position in a hedging instrument.
  Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operating expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses.
  Leveraging Risk – the risk that certain transactions of the Fund, such as transactions in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.
  Managed Volatility Risk – the risk that the investment adviser may be unsuccessful in managing volatility and the Fund may experience a high level of volatility in its returns. The securities used in the strategy are subject to price volatility, and the strategy may not result in less volatile returns for the Fund relative to the market as a whole and they could be more volatile. While the management of volatility seeks competitive returns with more consistent volatility, the management of volatility does not ensure that the strategy will deliver competitive returns. Even if successful, the strategy may also result in returns increasing to a lesser degree than the market, or decreasing when the values of certain securities used in the strategy are stable or rising. The strategy may expose the Fund to losses (some of which may be sudden) to which it would not have otherwise been exposed if it invested only in underlying securities. Additionally, the derivatives used to hedge the value of securities are not identical to the securities held, and as a result, the investment in derivatives may decline in value at the same time as underlying investments.
  Market Risk – the risk that Fund investments are subject to adverse trends in capital markets. This is a principal risk of an investment in the Fund and in the ETFs in which the Fund may invest.
  Passive Investment Risk – the risk that, because they are not actively managed, the ETFs in which the Fund may invest may be affected by a general decline in market segments relating to their respective benchmark indices. An ETF typically invests in securities included in, or representative of, its benchmark index regardless of their investment merits and does not attempt to take defensive positions in declining markets. This is a principal risk of the ETFs in which the Fund invests, and an indirect risk of an investment in the Fund.
  Risk of Stock Investing – the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.
  Short Position Risk – the risk that, in taking a short position in a transaction involving a derivative instrument, the Fund may suffer a loss because the risk assumed in such instrument significantly exceeds the amount of the initial investment, or because the Fund is unable to close out its short position or a counterparty to the transaction fails to perform as promised.
  Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund’s transaction costs.
  Securities Volatility Risk – the risk that the value of securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different markets and different types of securities can react differently to these developments. Issuer, political, or economic developments can affect the volatility of a single issuer, issuers within an industry or economic sector or geographic region, or the markets as a whole. Changes in the financial condition of a single issuer can impact the volatility of the markets as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SFT Advantus Managed Volatility Equity Fund: Performance
The Fund does not have a full calendar year of performance. For that reason, no bar chart or average total return table is included for the Fund, nor is average total return information included for the Fund’s blended benchmark index, comprised of 60% S&P 500® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Barclays U.S. 3 Month Treasury Bellwether Index.